Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 14, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill	$ 76,851	$ 27,095
Amortization of core deposit intangible assets	366	586	$ 699
Aggregate mortgage servicing rights amortization	$ 126	72	$ 74
UCB [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Goodwill				$ 49,756
Increased in carrying amount of goodwill		$ 49,756